Business acquisition (Details) ¥ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Dec. 30, 2024 USD ($)	Dec. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024
Business Acquisition [Line Items]
Weighted-Average Amortization Period (in years)					11 years 7 months 6 days	11 years 7 months 6 days
Hordeum Investment, L.P.
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	60.80%	60.80%
Business Combination, Voting Equity Interest Acquired, Percentage			39.20%	39.20%
Cash Consideration	$ 344	¥ 2,473	$ 337
Net Assets Acquired Consisted of Advance to Suppliers					¥ 3,224
Weighted-Average Amortization Period (in years)					8 years 6 months
Noncontrolling Interest Decrease From Business Combination				¥ 2,467